Remuneration and other benefits paid to the Bank’s directors and senior managers - Post-employment (Details) € in Thousands	12 Months Ended
	Dec. 31, 2019 EUR (€) Variable_renumeration_amt	Dec. 31, 2018 EUR (€)
Related party transactions key personnel
Period for investment in bank shares from date of termination	5 years
Insurance
Disbursed for payment of civil liability insurance premium	€ 11,600	€ 10,100
Bank's Directors
Related party transactions key personnel
Pensionable base, expressed as a percent of fixed remuneration	22.00%
Pensionable base, percent of average last three variable renumeration amounts used in determination	30.00%
Pensionable base, number of variable renumeration amounts used in determination | Variable_renumeration_amt	3
Directors
Related party transactions key personnel
Provisions for employee benefits	€ 2,003	2,284
Balances held under the welfare system	78,776	76,337
Other directors
Related party transactions key personnel
Contributions to plan	900	900
Other directors | Life insurance
Insurance
Life insurance, Insured sum	0	0
Ms. Ana Botin-Sanz de Sautuola y O'Shea | Directors
Related party transactions key personnel
Provisions for employee benefits	1,145	1,234
Balances held under the welfare system	48,104	46,093
Ms. Ana Botin-Sanz de Sautuola y O'Shea | Directors | Life insurance
Insurance
Life insurance, Insured sum	22,475	22,710
Mr. Jose Antonio Alvarez Alvarez | Directors
Related party transactions key personnel
Provisions for employee benefits	858	1,050
Balances held under the welfare system	17,404	16,630
Mr. Jose Antonio Alvarez Alvarez | Directors | Life insurance
Insurance
Life insurance, Insured sum	19,373	19,694
Mr. Rodrigo Echenique Gordillo | Directors
Related party transactions key personnel
Balances held under the welfare system	13,268	13,614
Mr. Rodrigo Echenique Gordillo | Directors | Life insurance
Insurance
Life insurance, Insured sum	5,400	5,400
Mr. Matias Rodriguez Inciarte | Directors | Life insurance
Insurance
Life insurance, Insured sum	€ 47,248	€ 47,804